Share Capital - Canopy Rivers - Additional Information (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Feb. 28, 2019 CAD ($)	Feb. 27, 2019 CAD ($) $ / shares shares	Sep. 17, 2018 CAD ($) shares $ / shares	Jul. 31, 2018 CAD ($)	Jul. 06, 2018 CAD ($) shares $ / shares	Apr. 06, 2018 CAD ($) shares	May 12, 2017 CAD ($) shares	Mar. 31, 2019 CAD ($) Class Vote / shares shares	Mar. 31, 2018 CAD ($) shares	Jul. 05, 2018 shares	Mar. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								337,510,408	199,320,981	310,316	162,187,262
Share-based compensation expense related to acquisition milestones | $								$ 100,164	$ 19,475
Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of subordinated voting shares issuable from treasury								10.00%
Private Placement and RTO
Disclosure Of Classes Of Share Capital [Line Items]
NCI arising from Canopy Rivers financing | $	$ 5,246			$ 5,246
Brokered Offering
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issuing shares | $		$ 63,479
Share issue costs | $		$ 2,979
Subordinated voting shares purchased on private placement		6,250,000
Additional gross proceeds from issuance of subordinated voting shares | $		$ 30,000
Canopy Rivers
Disclosure Of Classes Of Share Capital [Line Items]
Advances in convertible debentures to subsidiaries | $							$ 20,000
Seed capital advanced | $							953
Seed capital advanced by employees | $							$ 503
Repayment of advances from employees and other individuals | $								$ 311
Subordinated Voting Shares | Brokered Offering
Disclosure Of Classes Of Share Capital [Line Items]
Price per share | $ / shares		$ 4.80
Class B Common Shares | Canopy Rivers
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares to be purchased with seed capital advanced							19,066,668
Number of shares to be purchased by employees and other individuals							10,066,668
Shares released from escrow								6,227,776
Canopy Rivers
Disclosure Of Classes Of Share Capital [Line Items]
Number of classes of common shares | Class								2
Proportion of ownership interest in subsidiary								27.60%	31.50%
Proportion of voting rights held in subsidiary								84.60%	89.10%
Canopy Rivers | Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of voting rights entitled to multiple voting shares | Vote / shares								20
Number of shares issued								36,468,318	36,468,318
Number of shares outstanding								36,468,318	36,468,318
Number of shares held by the company								36,468,318	36,468,318
Canopy Rivers | Subordinated Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of voting rights entitled to multiple voting shares | Vote / shares								1
Number of shares issued								150,592,136	94,134,333
Number of shares outstanding								150,592,136	94,134,333
Number of shares held by the company								15,223,938	4,673,938
Canopy Rivers | Subordinated Voting Shares | Brokered Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		13,225,000
Canopy Rivers Corporation
Disclosure Of Classes Of Share Capital [Line Items]
Proportion of ownership interest in subsidiary								27.60%	31.50%
Number of common shares issued					29,774,857
Proceeds from issuing shares | $					$ 104,212
Options granted, per share | $ / shares					$ 3.50
Investments by Canopy Growth | $					$ 15,050
Total consideration | $								$ 1,353
Share-based compensation expense related to acquisition milestones | $								$ 13,898	$ 3,579
Canopy Rivers Corporation | Brokered Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued					28,792,000
Canopy Rivers Corporation | Non-brokered Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued					982,857
Canopy Rivers Corporation | AIM 2
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued			361,377
Share issue costs | $			$ 3,371
Total consideration | $			$ 1,353
Share issue price | $ / shares			$ 3.50
Number of option granted used in calculation of fair value			36,137
Canopy Rivers Corporation | AIM 2 | Black-Scholes option pricing model
Disclosure Of Classes Of Share Capital [Line Items]
Fair value of the warrant estimated by black-scholes model | $			$ 89
Number of broker warrant measured			18,821
Canopy Rivers Corporation | Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued						454,545
Proceeds from issuing shares | $						$ 500